Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at beginning		$ 3,581
Disposal on sale of assets		(1,039)
Impairment of goodwill		(2,257)
Translation differences		(285)
Balance at ending